Expense Example, No Redemption - First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund - First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	72	235	412	926